UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 54.4%
Financials - 14.2%
Banks - 8.1%
Banco Macro SA (ADR) (a)	940	$54,633
Bangkok Bank PCL (NVDR)	12,100	51,049
Bank of China Ltd.-Class H	403,000	178,817
China Construction Bank Corp.-Class H	360,000	245,574
Chongqing Rural Commercial Bank Co., Ltd.-Class H	539,000	324,425
DGB Financial Group, Inc.	7,909	67,377
Erste Group Bank AG (a)	4,720	147,689
Industrial & Commercial Bank of China Ltd.-Class H	400,000	239,767
Itausa - Investimentos Itau SA (Preference Shares)	57,590	99,515
KB Financial Group, Inc.	2,480	69,871
Komercni banka AS	1,270	252,134
OTP Bank PLC	12,330	253,522
Shinhan Financial Group Co., Ltd.	2,740	92,041

		2,076,414

Consumer Finance - 1.3%
Gentera SAB de CV	34,250	65,879
Samsung Card Co., Ltd.	10,240	268,081

		333,960

Diversified Financial Services - 0.8%
Fubon Financial Holding Co., Ltd.	110,000	149,625
Remgro Ltd.	3,900	61,735

		211,360

Insurance - 0.7%
Dongbu Insurance Co., Ltd.	1,670	99,918
Samsung Life Insurance Co., Ltd.	920	85,974

		185,892

Real Estate Investment Trusts (REITs) - 0.4%
Emira Property Fund Ltd.	94,210	98,930

Real Estate Management & Development - 2.9%
Huaku Development Co., Ltd.	223,000	398,556
Kaisa Group Holdings Ltd. (a)(b)(c)	223,000	33,666
KWG Property Holding Ltd.	444,500	327,100

		759,322

		3,665,878

Consumer Discretionary - 9.4%
Auto Components - 0.6%
Hankook Tire Co., Ltd.	1,070	42,678
Nokian Renkaat OYJ	2,720	97,107

		139,785

Automobiles - 1.7%
Hyundai Motor Co.	210	26,486
Kia Motors Corp.	6,420	286,268
Suzuki Motor Corp.	4,000	121,535

		434,289

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	2,480	77,798
TAL Education Group (ADR) (a)	2,180	101,304

		179,102

Hotels, Restaurants & Leisure - 0.4%
Yum! Brands, Inc.	1,520	111,036

Household Durables - 0.7%
Even Construtora e Incorporadora SA	68,300	70,849
Skyworth Digital Holdings Ltd.	168,373	109,229

		180,078

Media - 0.4%
Loen Entertainment, Inc.	960	68,446
Sun TV Network Ltd.	6,260	40,161

		108,607

Textiles, Apparel & Luxury Goods - 4.9%
Eclat Textile Co., Ltd.	8,000	109,930
Feng TAY Enterprise Co., Ltd.	12,120	61,636
Luthai Textile Co., Ltd.-Class B	163,000	225,721
NIKE, Inc.-Class B	4,120	257,500
Pacific Textiles Holdings Ltd.	164,000	253,008
Pou Chen Corp.	29,000	37,843
Shenzhou International Group Holdings Ltd.	20,000	114,616
Yue Yuen Industrial Holdings Ltd.	59,500	201,175

		1,261,429

		2,414,326

Consumer Staples - 6.6%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	1,160	144,359

Food & Staples Retailing - 1.2%
BGF retail Co., Ltd.	630	91,206
Clicks Group Ltd.	9,400	54,117
Eurocash SA	12,580	155,030

		300,353

Food Products - 2.5%
AVI Ltd.	7,450	37,224
Gruma SAB de CV-Class B	21,070	296,443
Grupo Lala SAB de CV	54,910	127,060
Uni-President Enterprises Corp.	37,000	61,677
WH Group Ltd. (a)(d)	213,500	118,553

		640,957

Household Products - 1.1%
Colgate-Palmolive Co.	3,230	215,182
LG Household & Health Care Ltd.	70	62,159

		277,341

Company	Shares	U.S. $ Value
Tobacco - 1.3%
British American Tobacco PLC	620	34,431
KT&G Corp.	1,920	170,621
Philip Morris International, Inc.	1,580	138,898

		343,950

		1,706,960

Information Technology - 5.8%
Electronic Equipment, Instruments & Components - 1.0%
Hon Hai Precision Industry Co., Ltd.	46,650	114,166
Largan Precision Co., Ltd.	1,000	68,425
Zhen Ding Technology Holding Ltd.	27,000	61,561

		244,152

Internet Software & Services - 0.4%
NetEase, Inc. (ADR)	600	108,744

IT Services - 0.3%
HCL Technologies Ltd.	5,290	68,456

Semiconductors & Semiconductor Equipment - 1.0%
Transcend Information, Inc.	102,000	264,932

Software - 0.4%
NCSoft Corp.	620	111,771

Technology Hardware, Storage & Peripherals - 2.7%
Asustek Computer, Inc.	5,000	41,284
Inventec Corp.	536,000	349,427
Lite-On Technology Corp.	78,631	75,831
Samsung Electronics Co., Ltd.	120	127,990
Samsung Electronics Co., Ltd. (Preference Shares)	110	101,683

		696,215

		1,494,270

Materials - 5.4%
Chemicals - 4.4%
Hyosung Corp.	2,640	261,106
Lotte Chemical Corp.	2,070	422,378
Mitsubishi Gas Chemical Co., Inc.	87,000	444,876

		1,128,360

Metals & Mining - 0.2%
Novolipet Steel (GDR) REG S (a)(d)	6,760	57,527

Paper & Forest Products - 0.8%
Sappi Ltd. (a)	28,600	120,166
Suzano Papel e Celulose SA-Class A (Preference Shares)	20,700	97,754

		217,920

		1,403,807

Company	Shares	U.S. $ Value
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Eni SpA	22,150	329,109
LUKOIL PJSC (London) (Sponsored ADR)	15,180	493,123
MOL Hungarian Oil & Gas PLC	1,360	66,331
Tatneft PAO (Sponsored ADR)	6,410	169,527

		1,058,090

Industrials - 4.0%
Airlines - 0.3%
Air Arabia PJSC	125,110	46,138
Turk Hava Yollari AO (a)	17,780	44,973

		91,111

Commercial Services & Supplies - 0.6%
Cleanaway Co., Ltd.	29,000	153,372

Construction & Engineering - 1.5%
China Machinery Engineering Corp.-Class H	173,000	126,228
Hyundai Engineering & Construction Co., Ltd.	2,680	64,337
Metallurgical Corp. of China Ltd.-Class H	628,000	188,654

		379,219

Industrial Conglomerates - 0.4%
Jardine Strategic Holdings Ltd.	3,400	92,675

Transportation Infrastructure - 1.2%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	21,020	185,679
Grupo Aeroportuario del Sureste SAB de CV-Class B	4,800	68,001
Jiangsu Expressway Co., Ltd.-Class H	44,000	59,053

		312,733

		1,029,110

Utilities - 2.4%
Electric Utilities - 1.4%
CEZ AS	14,250	254,135
Transmissora Alianca de Energia Eletrica SA	27,500	116,295

		370,430

Independent Power and Renewable Electricity Producers - 1.0%
Huadian Power International Corp., Ltd.-Class H	122,000	79,100
Huaneng Power International, Inc.-Class H	212,000	181,805

		260,905

		631,335

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.9%
China Telecom Corp., Ltd.-Class H	150,000	69,970
Chunghwa Telecom Co., Ltd.	58,000	174,725

		244,695

Company		Shares	U.S. $ Value
Wireless Telecommunication Services - 1.0%
China Mobile Ltd.		13,500	151,957
SK Telecom Co., Ltd.		530	97,000

			248,957

			493,652

Health Care - 0.6%
Health Care Equipment & Supplies - 0.3%
St Shine Optical Co., Ltd.		4,000	80,057

Health Care Providers & Services - 0.3%
Odontoprev SA		30,900	73,677

			153,734

Total Common Stocks (cost $14,817,350)			14,051,162

		Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 10.2%
Argentina - 1.0%
Argentina Bonar Bonds
Series X
7.00%, 4/17/17	U.S.$	146	146,907
Argentine Republic Government International Bond
Series NY
2.50%, 12/31/38 (e)		94	58,750
8.28%, 12/31/33		50	58,045

			263,702

Brazil - 1.1%
Brazilian Government International Bond
4.25%, 1/07/25		200	162,000
5.00%, 1/27/45		200	133,500

			295,500

Costa Rica - 0.7%
Costa Rica Government International Bond
7.00%, 4/04/44 (d)		200	166,750

Dominican Republic - 1.3%
Dominican Republic International Bond
5.875%, 4/18/24 (d)		225	224,437
7.45%, 4/30/44 (d)		114	114,855

			339,292

Ecuador - 0.6%
Ecuador Government International Bond
7.95%, 6/20/24 (d)		200	147,500

Company	Principal Amount (000)	U.S. $ Value
El Salvador - 0.3%
El Salvador Government International Bond
6.375%, 1/18/27 (d)	93	78,585

Gabon - 0.6%
Gabon Government International Bond
6.375%, 12/12/24 (d)	200	158,716

Ivory Coast - 0.4%
Ivory Coast Government International Bond
5.75%, 12/31/32 (d)	124	110,229

Russia - 2.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (d)	194	232,393
5.00%, 4/29/20 (d)	100	103,200
4.875%, 9/16/23 (d)	200	203,200

		538,793

Sri Lanka - 1.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (d)	281	275,326

United Republic of Tanzania - 0.7%
Tanzania Government International Bond
6.538%, 3/09/20 (d)(f)	200	188,526

Venezuela - 0.3%
Venezuela Government International Bond
7.75%, 10/13/19 (d)	207	82,282

Total Emerging Markets - Sovereigns (cost $2,843,049)		2,645,201

QUASI-SOVEREIGNS - 9.0%
Quasi-Sovereign Bonds - 9.0%
Azerbaijan - 1.3%
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/30 (d)	200	175,320
Series E
4.75%, 3/13/23 (d)	200	169,000

		344,320

Chile - 0.7%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (d)	200	188,337

Hungary - 0.8%
Magyar Export-Import Bank Zrt
4.00%, 1/30/20 (d)	200	201,261

Company	Principal Amount (000)	U.S. $ Value
Indonesia - 0.6%
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (d)	200	157,260

Kazakhstan - 0.6%
KazMunayGas National Co. JSC
9.125%, 7/02/18 (d)	142	156,058

Mexico - 1.9%
Petroleos Mexicanos
3.50%, 1/30/23	362	315,845
4.25%, 1/15/25 (d)	48	42,000
5.50%, 6/27/44	127	95,547
5.625%, 1/23/46 (d)	44	33,669

		487,061

South Africa - 0.7%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (d)	200	173,000

Turkey - 0.9%
Export Credit Bank of Turkey
5.375%, 11/04/16 (d)	224	228,189

Venezuela - 1.5%
Petroleos de Venezuela SA
6.00%, 5/16/24 (d)	684	254,790
8.50%, 11/02/17 (d)	65	34,683
9.00%, 11/17/21 (d)	238	95,319

		384,792

Total Quasi-Sovereigns (cost $2,529,660)		2,320,278

GOVERNMENTS - SOVEREIGN BONDS - 9.0%
Colombia - 0.9%
Colombia Government International Bond
2.625%, 3/15/23	265	231,875

Hungary - 0.8%
Hungary Government International Bond
5.75%, 11/22/23	112	125,160
6.375%, 3/29/21	62	70,680

		195,840

Indonesia - 2.3%
Indonesia Government International Bond
3.375%, 4/15/23 (d)	644	598,432

Kazakhstan - 0.7%
Kazakhstan Government International Bond
4.875%, 10/14/44 (d)	200	167,000

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/02/23	72	72,936
4.75%, 3/08/44	98	89,278

		162,214

Company		Principal Amount (000)	U.S. $ Value
Panama - 0.8%
Panama Government International Bond
4.00%, 9/22/24		200	200,000

Peru - 0.7%
Peruvian Government International Bond
4.125%, 8/25/27		32	31,360
7.35%, 7/21/25		117	146,689

			178,049

Poland - 0.4%
Poland Government International Bond
5.00%, 3/23/22		87	96,461

South Africa - 0.4%
South Africa Government International Bond
5.875%, 5/30/22		100	104,420

Turkey - 1.3%
Turkey Government International Bond
7.00%, 6/05/20		95	105,702
7.375%, 2/05/25		207	241,693

			347,395

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50		43	37,088

Total Governments - Sovereign Bonds (cost $2,335,683)			2,318,774

GOVERNMENTS - TREASURIES - 3.5%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22-8/15/50	BRL	217	132,315
Series F
10.00%, 1/01/17		296	71,146

			203,461

Colombia - 0.6%
Colombian TES
Series B
6.00%, 4/28/28	COP	682,500	168,258

Mexico - 1.0%
Mexican Bonos
Series M 10
8.50%, 12/13/18	MXN	3,960	252,761

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	4,290	49,018

Company		Principal Amount (000)	U.S. $ Value
United States - 0.9%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	217	221,772

Total Governments - Treasuries (cost $1,105,077)			895,270

EMERGING MARKETS - CORPORATE BONDS - 1.8%
Industrial - 1.8%
Consumer Non-Cyclical - 1.8%
Arcelik AS
5.00%, 4/03/23 (d)		260	237,900
Marfrig Holdings Europe BV
8.375%, 5/09/18 (d)		200	192,000
Tonon Luxembourg SA
7.25%, 1/24/20 (d)(g)		285	28,497
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (h)		202	5,312

Total Emerging Markets - Corporate Bonds (cost $895,525)			463,709

		Shares
INVESTMENT COMPANIES - 1.6%
Funds and Investment Trusts - 1.6%
db x-trackers MSCI Pakistan IM TRN Index UCITS ETF (a)		61,410	109,310
VFMVN30 ETF Fund (a)		708,000	301,686

Total Investment Companies (cost $406,852)			410,996

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Brazil - 0.7%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (d)(i)	U.S.$	200	131,000
Petrobras Global Finance BV
3.50%, 2/06/17		36	33,660
6.85%, 6/05/15		23	14,893

			179,553

Colombia - 0.2%
Ecopetrol SA
5.875%, 5/28/45		27	19,271
7.375%, 9/18/43		28	23,520

			42,791

Total Governments - Sovereign Agencies (cost $307,360)			222,344

Company		Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.7%
Dominican Republic - 0.7%
Dominican Republic International Bond
16.00%, 7/10/20 (h)	DOP	7,100		188,566

		Shares
WARRANTS - 0.5%
Industrials - 0.5%
Airlines - 0.5%
Air Arabia PJSC, Deutsche Bank, London, expiring 7/31/17 (a)		349,680		129,511

		Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Option on Forward Contracts - 0.2%
EUR/USD
Expiration: Jan 2016, Exercise Price: EUR 1.11 (a)		2,445,000		53,397

OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares MSCI Emerging Markets ETF
Expiration: Jan 2016, Exercise Price: $36.00 (a) (j)		462		693

		Shares
SHORT-TERM INVESTMENTS - 7.5%
Investment Companies - 7.4%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.30% (k) (l) (Cost $1,898,034)		1,898,034		1,898,034

		Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
0.005%, 1/04/16	HKD	23		2,940
0.005%, 1/04/16	JPY	233		1,935
0.05%, 1/04/16	CAD	1		560
0.067%, 1/04/16	NOK	7		758
0.076%, 1/04/16	GBP	2		2,212
0.09%, 1/04/16	USD	0	#	342
0.10%, 1/04/16	SGD	1		995
0.968%, 1/04/16	AUD	0	#	10
5.248%, 1/04/16	ZAR	19		1,247
DNB, Oslo
(0.631)%, 1/04/16	EUR	20		22,132

Total Time Deposits (cost $33,462)				33,131

Total Short-Term Investments (cost $1,931,496)				1,931,165

Company	U.S. $ Value
Total Investments - 99.3% (cost $27,590,374) (m)	25,631,066
Other assets less liabilities - 0.7%	184,880

Net Assets - 100.0%	$25,815,946

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	9	March 2016	$1,067,414	$1,064,883	$(2,531)
U.S. T-Note 10 Yr (CBT) Futures	4	March 2016	504,750	503,625	(1,125)

					$(3,656)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	162	CZK	3,953	3/18/16	$(2,251)
Goldman Sachs Bank USA	CZK	15,237	USD	618	3/18/16	3,207
Goldman Sachs Bank USA	USD	699	INR	47,441	3/18/16	9,699
HSBC Bank USA	USD	264	IDR	3,734,159	3/18/16	(175)
Royal Bank of Scotland PLC	COP	372,186	USD	110	3/18/16	(5,831)
Royal Bank of Scotland PLC	USD	466	JPY	57,356	3/18/16	11,574
Standard Chartered Bank	BRL	1,057	USD	271	1/05/16	3,520
Standard Chartered Bank	BRL	1,057	USD	266	1/05/16	(992)
Standard Chartered Bank	USD	553	BRL	2,114	1/05/16	(18,576)
Standard Chartered Bank	USD	263	BRL	1,057	2/02/16	1,098

						$1,273

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$105	2/27/45	3 Month LIBOR	2.476%	$(1,603)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Brazilian Government International,
4.25% 1/07/25, 12/20/20*	(1.00)%	4.81%	$220	$35,794	$33,280	$2,514
Venezuela Government International Bond,
9.25% 9/15/27, 9/20/16*	(5.00)	68.99	400	135,522	73,235	62,287
Sale Contracts
Barclays Bank PLC
CDX-EM Series 22, 5 Year Index, 12/20/19*	1.00	3.93	326	(33,665)	(25,656)	(8,009)
CDX-EM Series 23, 5 Year Index, 6/20/20*	1.00	3.53	882	(87,797)	(70,627)	(17,170)
Citibank, NA
CDX-EM Series 23, 5 Year Index, 6/20/20*	1.00	3.53	167	(16,584)	(19,146)	2,562
Russian Federation, 7.50% 3/31/30, 12/20/20*	1.00	2.99	160	(14,283)	(18,591)	4,308

				$18,987	$(27,505)	$46,492

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iShares JPMorgan USD Emerging Markets Bond ETF	7,062	LIBOR Minus 2.40%	USD	747	1/29/16	$	– 0	–

#	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $5,525,794 or 21.4% of net assets.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2015.
(f)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2015.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.75% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
16.00%, 7/10/20	9/11/12	$205,322	$188,566	0.73%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	5,312	0.02%

(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	One contract relates to 100 shares.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $966,923 and gross unrealized depreciation of investments was $(2,926,231), resulting in net unrealized depreciation of $(1,959,308).

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company

LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2015 (unaudited)

12.5%	China
10.2%	South Korea
8.6%	Taiwan
6.4%	Mexico
5.3%	Brazil
5.1%	Russia
3.7%	United States
3.4%	Turkey
2.9%	Indonesia
2.8%	Hungary
2.5%	South Africa
2.2%	Japan
26.9%	Other
7.5%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Argentina, Austria, Azerbaijan, Belgium, Chile, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, El Salvador, Euro Zone, Finland, Gabon, Hong Kong, India, Italy, Ivory Coast, Kazakhstan, Luxembourg, Panama, Peru, Poland, Sri Lanka, Thailand, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela and Vietnam.

AB Emerging Markets Multi Asset Fund

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Financials	$120,512		$3,511,700		$33,666		$3,665,878
Consumer Discretionary	547,638		1,866,688		– 0	–	2,414,326
Consumer Staples	777,583		929,377		– 0	–	1,706,960
Information Technology	108,744		1,385,526		– 0	–	1,494,270
Materials	57,527		1,346,280		– 0	–	1,403,807
Energy	493,123		564,967		– 0	–	1,058,090
Industrials	253,680		775,430		– 0	–	1,029,110
Utilities	– 0	–	631,335		– 0	–	631,335
Telecommunication Services	– 0	–	493,652		– 0	–	493,652
Health Care	– 0	–	153,734		– 0	–	153,734
Emerging Markets - Sovereigns	– 0	–	2,645,201		– 0	–	2,645,201
Quasi-Sovereigns	– 0	–	2,320,278		– 0	–	2,320,278
Governments - Sovereign Bonds	– 0	–	2,318,774		– 0	–	2,318,774
Governments - Treasuries	– 0	–	895,270		– 0	–	895,270
Emerging Markets - Corporate Bonds	– 0	–	463,709		– 0	–	463,709
Investment Companies	109,310		301,686		– 0	–	410,996
Governments - Sovereign Agencies	– 0	–	222,344		– 0	–	222,344
Emerging Markets - Treasuries	– 0	–	– 0	–	188,566		188,566
Warrants	– 0	–	129,511		– 0	–	129,511
Options Purchased - Puts	– 0	–	53,397		– 0	–	53,397
Options Purchased - Calls	– 0	–	693		– 0	–	693
Short-Term Investments:
Investment Companies	1,898,034		– 0	–	– 0	–	1,898,034
Time Deposits	– 0	–	33,131		– 0	–	33,131

Total Investments in Securities	4,366,151		21,042,683	+	222,232		25,631,066
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	29,098		– 0	–	29,098
Credit Default Swaps	– 0	–	71,671		– 0	–	71,671
Liabilities
Futures	(3,656)		– 0	–	– 0	–	(3,656)
Forward Currency Exchange Contracts	– 0	–	(27,825)		– 0	–	(27,825)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,603)		– 0	–	(1,603)
Credit Default Swaps	– 0	–	(25,179)		– 0	–	(25,179)

Total^	$4,362,495		$21,088,845		$222,232		$25,673,572

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^	An amount of $1,707,756 was transferred from Level 1 and Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Emerging Markets - Treasuries		Totals
Balance as of 3/31/15	$44,872		$199,697		$244,569
Accrued discounts/(premiums)	–0	–	(2,477)		(2,477)
Realized gain (loss)	–0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(11,206)		(8,654)		(19,860)
Purchases	–0	–	– 0	–	– 0	–
Sales	–0	–	– 0	–	– 0	–
Transfers into Level 3	–0	–	– 0	–	– 0	–
Transfers out of Level 3	–0	–	– 0	–	– 0	–

Balance as of 12/31/15	$33,666		$188,566		$222,232	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(11,206)		$(8,654)		$(19,860)

+	There were no transfers into or out of Level 3 during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2016